Investments And Other Assets (Schedule of Investments) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Disclosure of Investments and Other Assets [Abstract]
Publicly traded companies	$ 615	$ 896
Investments in private entities	45	41
Total investments	$ 660	$ 937